Debt - Summary of Long-term Debt (Parenthetical) (Detail) - CAD ($) $ in Millions		12 Months Ended
	Oct. 01, 2025	Jan. 31, 2026
Term facility B-1 [member]
Disclosure of detailed information about borrowings [line items]
Unamortized Transaction Costs		$ 0.0
Term facility B-2 [member]
Disclosure of detailed information about borrowings [line items]
Unamortized Transaction Costs		0.0
Term Facility B-3 [Member]
Disclosure of detailed information about borrowings [line items]
Unamortized Transaction Costs	$ 8.2	$ 9.4